CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013 Successor [Member]		Dec. 31, 2012 Successor [Member]		Mar. 31, 2013 Successor [Member] Convertible preferred stock [Member]	Dec. 31, 2012 Successor [Member] Convertible preferred stock [Member]	Mar. 31, 2013 Successor [Member] Common stock, Class A [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class A [Member]	Mar. 31, 2013 Successor [Member] Common stock, Class B [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class B [Member]	Mar. 31, 2013 Successor [Member] Common stock, Class C [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class C [Member]	Mar. 31, 2013 Successor [Member] Common stock, Class D [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class D [Member]	Dec. 31, 2012 Successor [Member] Senior Secured Term Loan Due 2015 Liabilities not subject to compromise	Mar. 31, 2013 Successor [Member] 8 1/2% Senior Notes due November 15, 2020 [Member]	Dec. 31, 2012 Successor [Member] 8 1/2% Senior Notes due November 15, 2020 [Member] Liabilities not subject to compromise	Dec. 31, 2012 Successor [Member] 7 5/8% Senior Notes due December 15, 2012 [Member] Liabilities subject to compromise	Dec. 31, 2012 Successor [Member] 10 3/4% Senior Notes due April 1, 2013 [Member] Liabilities subject to compromise	Dec. 31, 2012 Successor [Member] 7 1/2% Senior Notes due February 15, 2014 [Member] Liabilities subject to compromise	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2011 Predecessor [Member] Convertible preferred stock [Member]	Dec. 31, 2011 Predecessor [Member] Common stock, Class A [Member]	Dec. 31, 2011 Predecessor [Member] Common stock, Class B [Member]	Dec. 31, 2011 Predecessor [Member] Common stock, Class C [Member]	Dec. 31, 2011 Predecessor [Member] Common stock, Class D [Member]	Dec. 31, 2011 Predecessor [Member] Senior Secured Term Loan Due 2015 Liabilities not subject to compromise	Dec. 31, 2011 Predecessor [Member] 8 1/2% Senior Notes due November 15, 2020 [Member] Liabilities not subject to compromise	Dec. 31, 2011 Predecessor [Member] 7 5/8% Senior Notes due December 15, 2012 [Member] Liabilities subject to compromise	Dec. 31, 2011 Predecessor [Member] 10 3/4% Senior Notes due April 1, 2013 [Member] Liabilities subject to compromise	Dec. 31, 2011 Predecessor [Member] 7 1/2% Senior Notes due February 15, 2014 [Member] Liabilities subject to compromise
ASSETS
Cash and cash equivalents	$ 66,404,000		$ 71,075,000																		$ 20,061,000
Restricted cash	853,000		853,000																		852,000
Receivables	20,026,000		14,789,000																		13,732,000
Real estate inventories
Owned	439,491,000		421,630,000																		398,534,000
Not owned	39,029,000	[1]	39,029,000	[1],[2]																	47,408,000	[2]
Deferred loan costs, net	7,054,000		7,036,000																		8,810,000
Goodwill	14,209,000		14,209,000
Intangibles, net of accumulated amortization of $5,757 as of December 31, 2012	3,998,000		4,620,000
Other assets, net	7,842,000		7,906,000																		7,554,000
Total assets	598,906,000		581,147,000																		496,951,000
LIABILITIES AND EQUITY
Accounts payable	24,193,000		18,735,000
Accrued expenses	47,749,000		41,770,000
Liabilities from inventories not owned	39,029,000		39,029,000
Notes payable	22,269,000		13,248,000																		74,009,000
Liabilities	458,240,000		437,782,000																		666,821,000
Commitments and contingencies
Secured debt																												206,000,000
Senior Notes																325,000,000	325,000,000													66,704,000	138,912,000	77,867,000
Redeemable convertible preferred stock
Redeemable convertible preferred stock, par value $0.01 per share; 80,000,000 shares authorized; 77,005,744 shares issued and outstanding at December 31, 2012	71,571,000		71,246,000		71,571,000	71,246,000
Equity (deficit):
Common stock							701,000	701,000	315,000	315,000	160,000	160,000	31,000	25,000
Additional paid-in capital	73,418,000		73,113,000																		48,867,000
Accumulated deficit	(15,124,000)		(11,602,000)																		(228,383,000)
Total William Lyon Homes stockholders' equity	59,501,000		62,712,000																		(179,516,000)
Noncontrolling interest	9,594,000		9,407,000																		9,646,000
Total equity	69,095,000		72,119,000																		(169,870,000)
Total liabilities and equity	$ 598,906,000		$ 581,147,000																		$ 496,951,000

[1]	Represents the consolidation of a land banking arrangement. Although the Company is not obligated to purchase the lots, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement. Amounts are net of deposits.
[2]	Represents the consolidation of a land banking arrangement which does not obligate the Company to purchase the lots, however, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement, which has been consolidated. Amounts are net of deposits.